Nature of Operations (Schedule of Details of Impairment) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Impairment [Line Items]
Total	$ 1,179,000	$ 265,000	$ 440,000
Reorganization and impairment	138,000	60,000	(3,466,000)
Cost of Revenues	56,149,000	47,294,000	51,003,000
Inventory Write-off [Member]
Impairment [Line Items]
Cost of Revenues	1,041,000	$ 205,000	3,052,000
Impairment charge [Member]
Impairment [Line Items]
Reorganization and impairment	1,595,000		1,656,000
Revaluation of Liabilities [Member]
Impairment [Line Items]
Reorganization and impairment	$ (1,457,000)	$ (106,000)	(5,122,000)
Other Impairment [Member]
Impairment [Line Items]
Reorganization and impairment		$ 166,000	$ 854,000